Commitments and Contingencies (Details) - Schedule of commitments and contingencies $ in Thousands	Dec. 31, 2022 USD ($)
Commitments and Contingencies (Details) - Schedule of commitments and contingencies [Line Items]
Lease commitment	$ 348
Within 1 year [Member]
Commitments and Contingencies (Details) - Schedule of commitments and contingencies [Line Items]
Lease commitment	$ 348